Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity IFRS 9	Total FMC-AG & Co. KGaA shareholders' equity IFRS 16	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary shares	Treasury stock	Additional paid in capital	Retained earnings IFRS 9	Retained earnings IFRS 16	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests IFRS 16	Noncontrolling interests	IFRS 9	IFRS 16	Total
Balance at beginning of period at Dec. 31, 2017			€ 9,820,102	€ 308,111	€ (108,931)	€ 3,969,245			€ 7,137,255	€ (1,203,904)	€ (18,336)	€ (263,338)			€ 1,008,084			€ 10,828,186
Balance at beginning of period (in shares) at Dec. 31, 2017				308,111,000	(1,659,951)
Adjustment due to initial application at Dec. 31, 2017	€ (5,076)						€ (5,076)									€ (5,076)
Adjusted balance at Dec. 31, 2017			9,815,026	€ 308,111	€ (108,931)	3,969,245			7,132,179	(1,203,904)	(18,336)	(263,338)			1,008,084			10,823,110
Adjusted balance (in shares) at Dec. 31, 2017				308,111,000	(1,659,951)
Proceeds from exercise of options and related tax effects			38,777	€ 859		37,918												38,777
Proceeds from exercise of options and related tax effects (in shares)				858,652
Compensation expense related to stock options			6,713			6,713												6,713
Purchase of treasury stock			(37,221)		€ (37,221)													(37,221)
Purchase of treasury stock (in shares)					(431,000)
Withdrawal of treasury stock				€ (1,091)	€ 95,159	(94,068)
Withdrawal of treasury stock (in shares)				(1,091,000)	1,091,000
Dividends paid			(324,838)						(324,838)									(324,838)
Purchase/sale of noncontrolling interests			(46,463)			(46,463)									63,939			17,476
Contributions from/to noncontrolling interests															(214,167)			(214,167)
Put option liabilities			42,665						42,665									42,665
Net income			1,981,924						1,981,924						243,733			2,225,657
Other comprehensive income (loss) related to:
Foreign currency translation			285,359							292,431	(18)	(7,054)			41,958			327,317
Cash flow hedges, net of related tax effects			16,826								16,826							16,826
Pensions, net of related tax effects			(20,357)									(20,357)						(20,357)
Total comprehensive income			2,263,752												285,691			2,549,443
Balance at end of period at Dec. 31, 2018			11,758,411	€ 307,879	€ (50,993)	3,873,345			8,831,930	(911,473)	(1,528)	(290,749)			1,143,547			12,901,958
Balance at end of period (in shares) at Dec. 31, 2018				307,878,652	(999,951)
Adjustment due to initial application at Dec. 31, 2018		€ (120,809)						€ (120,809)						€ (15,526)			€ (136,335)
Adjusted balance at Dec. 31, 2018			11,637,602	€ 307,879	€ (50,993)	3,873,345			8,711,121	(911,473)	(1,528)	(290,749)			1,128,021			12,765,623
Adjusted balance (in shares) at Dec. 31, 2018				307,878,652	(999,951)
Proceeds from exercise of options and related tax effects			17,195	€ 329		16,866												17,195
Proceeds from exercise of options and related tax effects (in shares)				328,996
Compensation expense related to stock options			1,992			1,992												1,992
Purchase of treasury stock			(589,305)		€ (589,305)													(589,305)
Purchase of treasury stock (in shares)					(8,878,450)
Withdrawal of treasury stock				€ (3,771)	€ 269,796	(266,025)
Withdrawal of treasury stock (in shares)				(3,770,772)	3,770,772
Dividends paid			(354,636)						(354,636)									(354,636)
Purchase/sale of noncontrolling interests			(18,516)			(18,516)									102,341			83,825
Contributions from/to noncontrolling interests															(220,222)			(220,222)
Put option liabilities			(101,243)						(101,243)									(101,243)
Net income			1,199,619						1,199,619						238,881			1,438,500
Other comprehensive income (loss) related to:
Foreign currency translation			243,532							246,486	27	(2,981)			20,303			263,835
Cash flow hedges, net of related tax effects			(8,959)								(8,959)							(8,959)
Pensions, net of related tax effects			(69,368)									(69,368)						(69,368)
Total comprehensive income			1,364,824												259,184			1,624,008
Balance at end of period at Dec. 31, 2019			11,957,913	€ 304,437	€ (370,502)	3,607,662			9,454,861	(664,987)	(10,460)	(363,098)			1,269,324			€ 13,227,237
Balance at end of period (in shares) at Dec. 31, 2019				304,436,876	(6,107,629)													304,436,876
Proceeds from exercise of options and related tax effects			12,711	€ 235		12,476												€ 12,711
Proceeds from exercise of options and related tax effects (in shares)				234,796
Purchase of treasury stock			(365,988)		€ (365,988)													(365,988)
Purchase of treasury stock (in shares)					(5,687,473)
Withdrawal of treasury stock				€ (11,795)	€ 736,490	(724,695)
Withdrawal of treasury stock (in shares)				(11,795,102)	11,795,102
Dividends paid			(351,170)						(351,170)									(351,170)
Purchase/sale of noncontrolling interests			(22,813)			(22,813)									(69,132)			(91,945)
Contributions from/to noncontrolling interests															(255,772)			(255,772)
Put option liabilities			(24,540)						(24,540)									(24,540)
Transfer of cumulative gains/losses of equity investments									11,385				€ (11,385)
Net income			1,164,377						1,164,377						271,455			1,435,832
Other comprehensive income (loss) related to:
Foreign currency translation			(1,259,752)							(1,271,726)	724	13,831	(2,581)		(99,645)			(1,359,397)
Cash flow hedges, net of related tax effects			2,030								2,030							2,030
Pensions, net of related tax effects			2,985									2,985						2,985
Fair value changes			99,327										99,327					99,327
Total comprehensive income			8,967												171,810			180,777
Balance at end of period at Dec. 31, 2020			€ 11,215,080	€ 292,877		€ 2,872,630			€ 10,254,913	€ (1,936,713)	€ (7,706)	€ (346,282)	€ 85,361		€ 1,116,230			€ 12,331,310
Balance at end of period (in shares) at Dec. 31, 2020				292,876,570														292,876,570